UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: March 31
Date of reporting period: March 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report March 31, 2025

Nuveen High Yield Municipal Income ETF
NHYM/NYSE Arca, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen High Yield Municipal Income ETF for the period of January 22, 2025 (inception) to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Municipal Income ETF	$35	0.35%
* Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen High Yield Municipal Income ETF returned ‑0.01% for Common Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on January 22, 2025, through March 31, 2025. The Fund performed in line with the S&P Municipal Yield Index, which returned 0.01%.

•  Top contributors to relative performance

•  An underweight to tobacco settlement bonds.

•  An overweight to incremental tax bonds.

•  Top detractors from relative performance

•  An underweight to durations of two to four years and an overweight to durations of 12 years and longer.

•  Given the abbreviated reporting period from January 22, 2025, through March 31, 2025, the discussion above has limited utility for analyzing the Fund’s relative performance.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 22, 2025 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

Since Inception (1/22/25)

NAV	(0.01)%

S&P Municipal Bond Index	(0.22)%

S&P Municipal Yield Index	0.01%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$69,206,638

Total number of portfolio holdings	176

Portfolio turnover (%)	52%

Total management fees paid for the year	$ 26,018

What did the Fund invest in? (as of March 31, 2025)

(1) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P722_AR_0325 4395205

3

Annual Shareholder Report March 31, 2025

Nuveen Municipal Income ETF
NUMI/NYSE Arca, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Municipal Income ETF for the period of January 22, 2025 (inception) to March 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Municipal Income ETF	$29	0.29%
* Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Municipal Income ETF returned ‑0.70% for Common Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on January 22, 2025, through March 31, 2025. The Fund underperformed the S&P Municipal Bond Index, which returned ‑0.22%.

•  Top contributors to relative performance

•  Overweight to A‑rated bonds.

•  Underweight to local general obligation bonds.

•  Top detractors from relative performance

•  Security selection and duration positioning.

•  Given the abbreviated reporting period from January 22, 2025, through March 31, 2025, the discussion above has limited utility for analyzing the Fund’s relative performance.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 22, 2025 through March 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

Since Inception (1/22/25)

NAV	(0.70)%

S&P Municipal Bond Index	(0.22)%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of March 31, 2025)

Fund net assets	$53,259,040

Total number of portfolio holdings	186

Portfolio turnover (%)	69%

Total management fees paid for the year	$ 19,504

What did the Fund invest in? (as of March 31, 2025)

(1) The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by July 31, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P714_AR_0325 4395218

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nushares ETF Trust

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the auditor, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in the Chair’s absence, any other member of the Audit Committee).

SERVICES THAT THE REGISTRANT’S AUDITOR BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
March 31, 2025	$54,800	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

March 31, 2024[5]	$0	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Registrant’s common shares and leverage.

3

“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the independent registered public accounting firm.

4

“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Registrant’s use of leverage.

5	Funds commenced operations on 1/22/2025.

SERVICES THAT THE REGISTRANT’S AUDITOR BILLED TO THE

ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated

Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
March 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

March 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
March 31, 2025	$0	$0	$0	$0
March 31, 2024[1]	$0	$0	$0	$0

1	Funds commenced operations on 1/22/2025.

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant. Regarding tax and research projects conducted by the independent registered public accounting firm for the Registrant and Affiliated Fund Service Providers (with respect to operations and financial reports of the Registrant) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Amy B. R. Lancellotta, John K. Nelson, Chair, Loren M. Starr, Matthew Thornton III, Margaret L. Wolff and Robert L. Young.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Nushares ETF Trust and Shareholders of Nuveen High Yield Municipal Income ETF and Nuveen Municipal Income ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen High Yield Municipal Income ETF and Nuveen Municipal Income ETF (two of the funds constituting Nushares ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 22, 2025 (commencement of operations) through March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period January 22, 2025 (commencement of operations) through March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

May 28, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments March 31, 2025

NHYM

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 99.6%

		MUNICIPAL BONDS - 99.6%

		ALABAMA - 2.1%
$1,000,000		Mobile County Industrial Development Authority, Alabama, Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project, Series 2024B, (AMT)	4.750%	12/01/54	$946,421
500,000		Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025B, (Mandatory Put 1/01/33)	5.250	03/01/55	525,102

		TOTAL ALABAMA			1,471,523

		ARKANSAS - 0.8%
500,000		Arkansas Development Finance Authority, Arkansas, Environmental Improvement Revenue Bonds, United States Steel Corporation, Green Series 2023, (AMT)	5.700	05/01/53	519,633

		TOTAL ARKANSAS			519,633

		CALIFORNIA - 8.8%
500,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2023C, (Mandatory Put 10/01/31)	5.250	01/01/54	522,716
750,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2025A, (Mandatory Put 5/01/35)	5.000	01/01/56	788,478
500,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Senior Series 2021A-1	4.000	02/01/56	423,509
250,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A	5.000	02/01/50	183,513
300,000	(a)	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1	3.000	02/01/57	205,441
500,000	(a)	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Green Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)	9.500	01/01/65	500,005
160,000		California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A	4.000	07/01/47	140,819
780,000		California Municipal Finance Authority, Special Tax Revenue Bonds, Community Facilities District 2023-11 Hesperia- Silverwood Improvement Area 1, Series 2025	5.125	09/01/50	780,773
1,000,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	1,001,211
125,000	(a)	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at Center City, Series 2021A-2	4.000	04/01/56	94,320
500,000	(a)	CMFA Special Finance Agency, California, Essential Housing Revenue Bonds, Latitude 33, Senior Series 2021A-1	3.000	12/01/56	338,539
105,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2	4.000	10/01/56	80,710
205,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Renaissance at City Center, Series 2020A	5.000	07/01/51	193,385
200,000	(a)	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A	3.000	09/01/56	137,308
2,000,000		Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2	0.000	06/01/66	215,385
500,000		Mountain House Community Facilities District, California Special Tax Bonds, Improvement Area 1 Series 2024-1	5.000	09/01/40	511,346

		TOTAL CALIFORNIA			6,117,458

See Notes to Financial Statements	5

Portfolio of Investments March 31, 2025 (continued)

NHYM

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO - 9.5%
$500,000	(a)	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2024	5.750%	12/01/54	$516,145
500,000		Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/50	490,665
250,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014	5.125	11/01/49	241,753
400,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2025A	5.125	12/01/55	406,053
500,000		Haymeadow Metropolitan District 1, Eagle County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2025A	6.125	12/01/54	501,615
250,000		Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Series 2020-A2	4.125	12/01/40	229,880
500,000		Lakota Pointe Metropolitan District 1, Winter Park, Colorado, Limited Tax General Obligation Bonds, Series 2025A	6.000	12/01/55	502,668
500,000		Larkridge Metropolitan District No. 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019	5.250	12/01/48	491,880
489,000		Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016	5.000	12/01/46	483,975
500,000		Pinery Commercial Metropolitan District 2, Douglas County, Colorado, Special Revenue Bonds, Series 2025	5.750	12/01/54	501,169
750,000	(a)	Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado, General Obligation Bonds, Limited Tax & Special Revenue, Series 2025	6.125	12/01/54	726,341
500,000		Red Barn Metropolitan District, Mead, Colorado, Weld County, Colorado, General Obligation Bond, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement, Series 2025A	5.500	12/01/55	488,011
900,000		Redtail Ridge Metropolitan District, City of Louisville, Boulder County, Colorado, General Obligation Limited Tax Capital Appreciation Turbo Bonds, Series 2025	0.000	12/01/32	529,481
500,000		Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A	5.000	12/01/45	485,532

		TOTAL COLORADO			6,595,168

		CONNECTICUT - 0.7%
500,000		Stamford Housing Authority, Connecticut, Revenue Bonds, Mozaic Concierge Living Project, Series 2025A	6.500	10/01/55	512,619

		TOTAL CONNECTICUT			512,619

		FLORIDA - 17.8%
180,000		Astonia Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Area 3 Project, Series 2023	5.125	06/15/43	181,178
1,000,000		Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2022 Project Series 2022	5.000	05/01/53	971,486
125,000		Bridgewater Community Development District, Florida, Special Assessment Bonds, Assessment Area 2 Project, Refunding Series 2015	4.650	05/01/35	123,003
370,000	(a)	Cedar Crossing Community Development District, Polk County, Florida, Special Assessment Bond, 2025 Project, Series 2025	5.300	05/01/45	360,030
500,000	(a)	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2021A, (AMT)	4.000	10/01/51	410,453
530,000		Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2016A-3	5.250	11/01/30	533,584
140,000	(a)	Davenport Road South Community Development District, Florida, Special Assessment Bonds, Series 2018	5.000	11/01/38	141,459
410,000	(a)	Del Webb Sunchase Community Development District, Manatee County, Florida, Special Assessment Bonds, Series 2025	5.450	05/01/45	412,720
250,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.000	07/01/41	243,281

6	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FLORIDA (continued)
$250,000		Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024, (AMT)	5.500%	07/01/53	$252,616
250,000	(a)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC Issue, Series 2024A, (AMT), (Mandatory Put 7/15/28)	10.000	07/15/59	257,521
500,000	(a)	Florida Development Finance Corporation, Revenue Bonds, Brightline Florida Passenger Rail Expansion Project, Series 2025A, (AMT), (Mandatory Put 8/13/25)	8.250	07/01/57	519,246
500,000	(a)	Grand Bay at Doral Community Development District, Miami- Dade County, Florida, Special Assessment Bonds, Assessment Area Two Phase 1 Project, Series 2025A-1	5.000	05/01/45	493,535
250,000	(a)	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lorraine Lakes Project, Series 2020	3.875	05/01/51	205,998
385,000	(a)	Lowery Hills Community Development District, Lake Alfred, Florida, Special Assessments Revenue Bonds, Assessment Area 1, Series 2025	5.625	05/01/45	379,591
250,000	(a)	Magnolia Island Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, series 2025	5.750	05/01/55	248,036
295,000		Mangrove Point and Mangrove Manor, Community Development District, Hillsborough County, Florida, Capital Improvement Revenue Bonds, Series 2022	4.375	05/01/52	255,578
500,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2017B, (AMT)	5.000	10/01/40	506,339
505,000	(a)	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2025	5.000	05/01/35	529,752
750,000		Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health Inc. Series 2025A	4.500	10/01/56	720,100
400,000		Palermo Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2, Series 2025	5.500	06/15/55	386,536
205,000		Palm Gate Community Development District, Florida, Special Assessment Bond, 2025 Project, Series 2025	5.300	06/15/45	199,553
250,000	(a)	Palm Gate Community Development District, Florida, Special Assessment Bond, 2025 Project, Series 2025	5.550	06/15/55	243,020
645,000	(a)	Ranches at Lake McLeod Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2025	5.450	06/15/45	641,111
750,000	(a)	Sawyers Landing Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021	4.125	05/01/41	669,993
500,000	(a)	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1	5.000	03/01/30	500,587
180,000	(a)	Twisted Oaks Pointe Community Development District, Florida, Special Assessment Revenue Bonds Assessment Area One Project Series 2023	5.625	05/01/53	181,516
500,000		Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2024	5.000	05/01/55	500,517
100,000	(a)	Two Rivers West Community Development District, Pasco County, Florida, Special Assessment Bonds, 2022 Project, Series 2022	6.250	05/01/53	104,083
190,000	(a)	Two Rivers West Community Development District, Pasco County, Florida, Special Assessment Bonds, 2024 Project, Series 2024	5.875	05/01/54	193,042
250,000	(a)	V-Dana Community Development District, Lee County, Florida, Special Assessment Bonds, Area 2 - 2025 Project, Series 2025	5.550	05/01/55	246,920
200,000		Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013	5.000	05/01/33	200,075
275,000		Verano 3 Community Development District, Florida, Special Assessment Bonds, Phase 1 Assessment Area, Series 2021	3.375	05/01/41	216,772
300,000	(a)	Woodcreek Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2025	5.500	05/01/55	287,446

		TOTAL FLORIDA			12,316,677

See Notes to Financial Statements	7

Portfolio of Investments March 31, 2025 (continued)

NHYM

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		GEORGIA - 0.7%
$500,000		Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2025A	4.500%	12/01/45	$489,856

		TOTAL GEORGIA			489,856

		HAWAII - 0.8%
500,000		Hawaii State, Airport System Revenue Bonds, Series 2025A, (AMT)	5.250	07/01/51	518,368

		TOTAL HAWAII			518,368

		ILLINOIS - 0.7%
250,000		Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A	5.000	12/01/42	239,183
250,000	(a)	Lincolnwood, Cook County, Illinois, Tax Increment Revenue Bonds, District 1860 Development Project, Series 2025B	5.750	12/01/43	252,034

		TOTAL ILLINOIS			491,217

		INDIANA - 0.2%
100,000		Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue Bonds, Convention Center Hotel Senior Series 2023E	6.000	03/01/53	105,520

		TOTAL INDIANA			105,520

		IOWA - 0.4%
250,000		Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2025A	4.550	07/01/45	246,777

		TOTAL IOWA			246,777

		KENTUCKY - 2.6%
500,000		Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	01/01/45	500,302
750,000		Louisville and Jefferson County Metropolitan Government, Kentucky, Hospital Revenue Bonds, UofL Health Project, Series 2022A	5.000	05/15/52	733,474
500,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Refunding Series 2025A, (Mandatory Put 12/01/29)	5.250	06/01/55	528,518

		TOTAL KENTUCKY			1,762,294

		LOUISIANA - 3.5%
235,000	(a)	Juban Trails Community Development District, Livingston Parish, Louisiana, Special Assessment Revenue Bonds, Series 2022	4.250	06/01/51	195,217
400,000		Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds, Series 2025A	4.600	12/01/50	390,291
200,000	(a)	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018	5.500	11/01/39	206,656
100,000		Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017	3.500	11/01/32	95,594
250,000		Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015	5.000	05/15/47	250,088
500,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.500	09/01/59	517,238
750,000		Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, I-10 Calcasieu River Bridge Public-Private Partnership Project, Senior Lien Series 2024, (AMT)	5.000	09/01/66	735,171

		TOTAL LOUISIANA			2,390,255

		MAINE - 0.3%
200,000		Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A	5.000	07/01/46	184,124

		TOTAL MAINE			184,124

8	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		MARYLAND - 0.5%
$250,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000%	09/01/46	$243,271
120,000		Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017	4.375	07/01/36	114,630

		TOTAL MARYLAND			357,901

		MASSACHUSETTS - 1.6%
500,000		Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2023G	5.250	07/01/52	512,755
500,000		Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A	5.000	01/01/47	499,966
100,000		Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017	5.000	07/01/47	97,251

		TOTAL MASSACHUSETTS			1,109,972

		MICHIGAN - 0.5%
100,000		Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2	5.000	06/01/40	102,269
250,000		Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75 Improvement Project, Series 2018, (AMT)	5.000	12/31/32	255,984

		TOTAL MICHIGAN			358,253

		MINNESOTA - 0.7%
500,000		Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A	5.250	01/01/54	515,436

		TOTAL MINNESOTA			515,436

		MISSOURI - 1.1%
500,000		Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2025A	4.250	04/01/55	465,137
300,000		Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A	5.000	09/01/38	303,559

		TOTAL MISSOURI			768,696

		MONTANA - 0.7%
500,000		Montana Facility Finance Authority, Montana, Health Facilities Revenue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018	5.000	06/01/48	497,920

		TOTAL MONTANA			497,920

		NEVADA - 1.0%
235,000		Henderson, Nevada, Local Improvement Bonds, Local Improvement District T-21 Black Mountain Ranch, Series 2022	3.500	09/01/45	185,891
500,000	(a)	Reno, Nevada, Special Assessment Bonds, 2024 Quilici Ranch Local Improvement District 1, Series 2025	5.250	06/01/54	484,214

		TOTAL NEVADA			670,105

		NEW HAMPSHIRE - 0.7%
500,000		National Finance Authority, New Hampshire, Municipal Certificates Series 2025-1 Class A-2	4.168	01/20/41	471,091

		TOTAL NEW HAMPSHIRE			471,091

		NEW JERSEY - 0.5%
375,000		Passaic County Improvement Authority, New Jersey, Charter School Revenue Bonds, Paterson Charter School for Science and Technology, Inc. Project, Series 2025	5.000	07/01/44	375,134

		TOTAL NEW JERSEY			375,134

		NEW YORK - 8.0%
500,000		Dormitory Authority of the State of New York, General Revenue Bonds, Yeshiva University, Series 2022A	5.000	07/15/50	492,850
500,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Refunding Series 2025A	5.250	11/15/45	525,652
100,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1	5.000	11/15/45	100,245
500,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025H-1	5.250	11/01/48	536,883

See Notes to Financial Statements	9

Portfolio of Investments March 31, 2025 (continued)

NHYM

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$1,200,000	(a)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000%	11/15/44	$1,202,638
225,000		New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	2.500	10/31/31	190,508
750,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/41	750,100
1,000,000		New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, (AMT)	5.000	07/01/46	994,052
250,000		New York Transportation Development Corporation, New York, Special Facilities Revenue Bonds, Terminal 6 John F Kennedy International Airport Redevelopment Project, Senior Green Series 2024A, (AMT)	5.500	12/31/60	260,019
500,000		Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016	5.000	11/01/46	462,943

		TOTAL NEW YORK			5,515,890

		NORTH CAROLINA - 1.4%
1,000,000		North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)	5.000	06/30/54	994,500

		TOTAL NORTH CAROLINA			994,500

		OHIO - 5.9%
500,000		Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2	5.000	06/01/55	441,351
530,000		Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2016	4.000	11/15/40	465,703
250,000		Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017	5.000	12/01/47	250,052
500,000		Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth System, Series 2017	5.250	02/15/47	492,331
325,000		Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2025A	5.500	08/01/51	336,340
400,000		Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019	5.000	08/01/49	402,507
275,000		Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood Exchange Project, Refunding Series 2025	5.000	12/01/41	274,393
500,000	(a)	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, (AMT)	5.000	07/01/49	454,654
500,000	(a)	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)	4.500	01/15/48	464,612
500,000		Port of Greater Cincinnati Development Authority, Ohio, Duke Energy Convention Center Project, TOT First Subordinate Development Revenue Bonds, Refunding Series 2024B	5.000	12/01/63	506,753

		TOTAL OHIO			4,088,696

		OKLAHOMA - 0.7%
240,000		Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B	5.250	08/15/48	242,282
250,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.500	01/01/54	272,513

		TOTAL OKLAHOMA			514,795

10	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PENNSYLVANIA - 3.3%
$250,000	(a)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2024	5.000%	05/01/42	$251,058
250,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39	242,302
250,000		Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2019A	5.000	07/01/44	251,786
500,000		Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2025A	5.000	11/15/49	502,924
550,000	(a)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Core Natural Resources Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/51	562,934
500,000		Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A	5.000	07/01/49	462,690

		TOTAL PENNSYLVANIA			2,273,694

		PUERTO RICO - 2.7%
449,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	147,310
750,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	739,751
750,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	715,050
386,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	264,962

		TOTAL PUERTO RICO			1,867,073

		SOUTH CAROLINA - 0.8%
250,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Improvement Series 2025A	5.000	12/01/55	255,684
305,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E	5.250	12/01/55	306,376

		TOTAL SOUTH CAROLINA			562,060

		TENNESSEE - 0.4%
300,000		Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019B, (AMT)	5.000	07/01/49	301,933

		TOTAL TENNESSEE			301,933

		TEXAS - 11.1%
500,000	(a)	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Duck Point Public Improvement District, Series 2025	5.625	12/31/55	482,250
105,000	(a)	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 2, Series 2022	5.500	11/01/51	105,888
250,000	(a)	Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson Creek Public Improvement District Initial Major Improvement Project, Series 2021	4.250	09/01/41	219,546
250,000	(a)	City of Midlothian, Texas, Westside Preserve Public Improvement District Improvement Area #1 Project Special Assessment Revenue Bonds Series 2022	5.375	09/15/52	242,984
200,000		Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, River Ridge Public Improvement District Improvement Area 2 Project, Series 2025	5.250	09/15/45	195,325
500,000	(a)	Denton County, Texas, Special Assessment Revenue Bonds, Green Meadows Public Improvement District, Improvement Area 1 Project, Series 2025	5.375	12/31/45	490,218
100,000		Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT	4.750	05/01/38	99,406
1,000,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.250	07/15/34	1,042,638
250,000	(a)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Cottonwood Creek Public Improvement Area 2 Project Series 2025	5.125	09/01/45	242,188

See Notes to Financial Statements	11

Portfolio of Investments March 31, 2025 (continued)

NHYM

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		TEXAS (continued)
$400,000	(a)	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Prairie Winds, Public Improvement Area 1, Series 2025	5.125%	09/01/45	$388,465
250,000	(a)	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 3B Project, Series 2025	5.125	09/01/46	242,259
250,000	(a)	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 5 Project, Series 2025	5.375	09/01/50	241,965
250,000		Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2025	5.000	05/15/55	257,837
250,000	(a)	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A	5.000	08/15/49	235,022
500,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront Living Project, Series 2025A	6.250	10/01/45	501,049
500,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2025	5.000	11/01/55	498,027
250,000		North East Regional Mobility Authority, Texas, Revenue Bonds, Senior Lien Series 2016A	5.000	01/01/46	248,533
275,000	(a)	Port Beaumont Industrial Development Authority, Texas, Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021B	4.100	01/01/28	249,613
250,000	(a)	Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public Improvement District Improvement Area 4 Project, Series 2025	5.375	09/01/45	248,037
300,000	(a)	Princeton, Texas, Special Assessment Revenue Bonds, Westridge Public Improvement District Improvement Area 1 Project, Series 2025	5.375	09/01/45	297,645
275,000	(a)	Providence Village, Denton County, Texas, Special Assessment Revenue Bonds, Foree Ranch Public Improvement District Improvement Area 2 Project Series 2025	5.350	09/01/45	271,003
135,000	(a)	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Improvement Areas 2-3 Project, Series 2022	7.000	09/15/52	147,110
500,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C Project, Series 2019, (AMT)	5.000	06/30/58	496,342
300,000	(a)	Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Patriot Estates Public Improvement District, Series 2021	4.000	09/15/51	247,826

		TOTAL TEXAS			7,691,176

		UTAH - 2.9%
500,000	(a)	Black Desert Public Infrastructure District, Washington County, Utah, Special Assessment Bonds, Black Desert Assessment Area 1, Series 2024	5.625	12/01/53	501,524
500,000	(a)	Downtown East Streetcar Sewer Public Infrastructure District, South Salt Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds, Series 2022A	6.000	03/01/53	497,819
500,000	(a)	MIDA Mountain Village Public Infrastructure District, Utah, Subordinate Tax Allocation Revenue Bonds, Series 2024-1	5.125	06/15/54	475,808
500,000	(a)	Wakara Ridge Public Infrastructure District, Utah, Special Assessment Bonds, Wakara Ridge Assessment Area, Series 2025	5.625	12/01/54	502,654

		TOTAL UTAH			1,977,805

		VIRGINIA - 0.9%
100,000		Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. - Harbor’s Edge Project, Refunding Series 2014	5.375	01/01/46	96,372
500,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2025A	4.600	09/01/50	495,897

		TOTAL VIRGINIA			592,269

		WASHINGTON - 0.7%
500,000		Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018	5.000	07/01/48	503,187

		TOTAL WASHINGTON			503,187

12	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		WEST VIRGINIA - 1.2%
$595,000		West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A	5.000%	01/01/43	$594,072
250,000		West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A	5.000	06/01/47	250,189

		TOTAL WEST VIRGINIA			844,261

		WISCONSIN - 3.4%
100,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A	5.250	05/01/46	93,719
250,000	(a)	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Hapeville Charter Project, Series 2025A	5.750	02/01/52	257,128
500,000		Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A	5.000	02/01/62	488,033
250,000	(a)	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017	6.500	12/01/37	252,706
250,000	(a)	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Penick Village, Series 2019	5.000	09/01/54	226,163
500,000	(a)	Public Finance Authority of Wisconsin, Revenue Anticipation Bonds, Texas Infrastructure Authority Program, Astro Texas Land Projects, Refunding & Improvement Series 2025	5.000	12/15/36	501,188
500,000		Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project, Senior Series 2025A	5.250	06/15/55	508,453

		TOTAL WISCONSIN			2,327,390

		TOTAL MUNICIPAL BONDS (cost $69,614,698)			68,900,726

		TOTAL LONG-TERM INVESTMENTS (cost $69,614,698)			68,900,726

		OTHER ASSETS & LIABILITIES, NET - 0.4%			305,912

		NET ASSETS - 100%			$69,206,638

AMT	Alternative Minimum Tax

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $23,161,231 or 33.6% of Total Investments.

See Notes to Financial Statements	13

Portfolio of Investments March 31, 2025

NUMI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 96.1%

		MUNICIPAL BONDS - 96.1%

		ALABAMA - 1.2%
$250,000		Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds, Series 2024B, (Mandatory Put 9/01/32)	5.000%	10/01/55	$261,891
110,000		Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024	5.250	10/01/42	116,480
250,000		Southeast Energy Authority, Alabama, Revenue Bonds, Cooperative District Energy Supply Series 2025B, (Mandatory Put 1/01/33)	5.250	03/01/55	262,551

		TOTAL ALABAMA			640,922

		ARIZONA - 0.2%
110,000		Mesa, Arizona, Utility System Revenue Bonds, Series 2018	5.000	07/01/42	113,109

		TOTAL ARIZONA			113,109

		CALIFORNIA - 13.0%
330,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2024A, (Mandatory Put 4/01/32)	5.000	05/01/54	351,149
200,000		California Educational Facilities Authority, Revenue Bonds, Chapman University, Refunding Series 2025A	5.000	04/01/42	216,351
150,000		California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A	4.000	11/15/42	145,073
100,000		California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A	4.000	10/01/47	91,789
100,000		California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A	4.000	11/01/45	95,409
250,000	(a)	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Green Bond Series 2025A, (AMT), (Mandatory Put 1/01/35)	9.500	01/01/65	250,003
150,000		California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, (AMT)	5.000	12/31/34	153,165
125,000		California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A	5.250	11/01/41	125,037
200,000		California State, General Obligation Bonds, Refunding Various Purpose Series 2017	5.000	10/01/39	202,686
665,000		California State, General Obligation Bonds, Various Purpose Series 2024	5.250	08/01/44	733,348
500,000	(a)	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A	5.250	12/01/56	500,605
500,000		Foothill-De Anza Community College District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2016	4.000	08/01/40	494,053
250,000		Peralta Community College District, Alameda County, California, General Obligation, Refunding Series 2025	5.000	08/01/38	281,350
150,000		Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, (AMT)	5.000	07/01/34	154,643
250,000		San Diego Public Facilities Financing Authority, California, Lease Revenue Bonds, Capital Improvement Projects, Series 2015A	5.000	10/15/44	251,052
570,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C	5.000	05/01/46	575,571
520,000		San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, (AMT)	5.000	05/01/37	535,459
200,000		San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B	5.250	01/15/49	200,054
800,000		University of California, General Revenue Bonds, Limited Project Series 2016K	4.000	05/15/46	771,690
750,000		University of California, General Revenue Bonds, Series 2025CC	5.000	05/15/42	819,090

		TOTAL CALIFORNIA			6,947,577

14	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		COLORADO - 3.6%
$1,000,000		Adams County School District 14, Colorado, General Obligation Bonds, Series 2025	5.500%	12/01/44	$1,105,407
100,000		Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018B	5.000	12/01/48	101,773
500,000		Denver School District 1, Colorado, General Obligation Bonds, Series 2025C	5.500	12/01/46	553,886
155,000		Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A	4.000	07/15/35	152,202

		TOTAL COLORADO			1,913,268

		DELAWARE - 0.4%
200,000		Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015	5.000	06/01/45	200,117

		TOTAL DELAWARE			200,117

		DISTRICT OF COLUMBIA - 2.3%
300,000		District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Green Series 2022B	5.000	10/01/47	314,443
175,000		District of Columbia, General Obligation Bonds, Series 2016A	5.000	06/01/41	176,715
250,000		District of Columbia, General Obligation Bonds, Series 2024A	5.000	08/01/37	277,266
110,000		District of Columbia, Income Tax Secured Revenue Bonds, Series 2022A	5.500	07/01/47	118,322
295,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B	6.500	10/01/44	318,730

		TOTAL DISTRICT OF COLUMBIA			1,205,476

		FLORIDA - 5.7%
245,000		City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015	4.000	09/01/45	231,555
500,000	(a)	Grand Bay at Doral Community Development District, Miami- Dade County, Florida, Special Assessment Bonds, Assessment Area Two Phase 1 Project, Series 2025A-1	5.000	05/01/45	493,535
250,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2017B, (AMT)	5.000	10/01/40	253,169
250,000		Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2025A, (AMT)	5.500	10/01/55	263,321
150,000		Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018	5.000	07/01/43	153,827
505,000	(a)	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2025	5.000	05/01/35	529,752
500,000		Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Series 2025A	5.000	10/01/45	532,709
440,000		Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1	5.000	10/01/35	457,161
100,000		Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Inc. Project, Refunding Series 2018B	5.000	03/15/42	101,723

		TOTAL FLORIDA			3,016,752

		GEORGIA - 1.4%
100,000		Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D	4.125	11/01/45	90,667
155,000		Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center, Inc. Project, Series 2015	4.000	07/01/45	146,819
300,000		Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A	5.000	04/01/47	300,229
100,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A	5.500	07/01/60	100,125
100,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A - BAM Insured	5.000	01/01/49	101,405

		TOTAL GEORGIA			739,245

See Notes to Financial Statements	15

Portfolio of Investments March 31, 2025 (continued)

NUMI

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	GUAM - 0.5%
$265,000	Guam Power Authority, Revenue Bonds, Refunding Series 2022A	5.000%	10/01/42	$272,482

	TOTAL GUAM			272,482

	IDAHO - 0.8%
480,000	Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds, Transportation Expansion & Congestion Mitigation Fund, Series 2025A	4.000	08/15/50	440,335

	TOTAL IDAHO			440,335

	ILLINOIS - 4.5%
100,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016	6.000	04/01/46	102,271
185,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2023	5.000	04/01/38	193,761
145,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A	7.000	12/01/44	146,826
100,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Senior Lien Series 2017B	5.000	01/01/39	101,736
105,000	Chicago, Illinois, Water Revenue Bonds, Second Lien Refunding Series 2024A	5.000	11/01/35	116,303
250,000	Illinois State, General Obligation Bonds, May Series 2018A	5.000	05/01/43	252,655
750,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation March Series 2025B	5.000	06/15/40	804,537
150,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A	5.000	01/01/45	155,265
105,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2021A	5.000	01/01/46	108,752
330,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A	5.000	06/15/57	331,258
100,000	Schaumburg, Illinois, General Obligation Bonds, Refunding Series 2013A	4.000	12/01/41	94,585

	TOTAL ILLINOIS			2,407,949

	INDIANA - 0.2%
100,000	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A	5.000	11/01/43	101,918

	TOTAL INDIANA			101,918

	KENTUCKY - 1.7%
150,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A - AGM Insured	4.000	12/01/41	140,063
250,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A	5.000	01/01/45	250,151
500,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 132, Series 2025A	5.000	04/01/41	536,314

	TOTAL KENTUCKY			926,528

	LOUISIANA - 0.7%
170,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017	3.500	11/01/32	162,510
100,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015	4.250	05/15/40	96,136
100,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015	5.000	05/15/47	100,036

	TOTAL LOUISIANA			358,682

	MARYLAND - 0.7%
250,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2025A	5.250	07/01/52	261,210
115,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B	4.000	07/01/39	114,918

	TOTAL MARYLAND			376,128

16	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	MASSACHUSETTS - 3.5%
$155,000	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music, Series 2016	5.000%	10/01/46	$156,543
250,000	Massachusetts Development Finance Agency, Revenue Bonds, Smith College, Series 2025	4.000	07/01/45	237,690
405,000	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Issue Series 2025N-1	5.250	07/01/50	422,229
500,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016E	4.000	04/01/46	464,635
300,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016J	4.000	12/01/39	295,445
125,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2024A	5.000	01/01/54	129,970
160,000	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2015A	5.000	06/01/45	160,148

	TOTAL MASSACHUSETTS			1,866,660

	MICHIGAN - 2.7%
200,000	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016	5.000	11/15/41	202,125
250,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2	5.000	06/01/40	255,674
320,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I	5.000	04/15/41	324,055
450,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, I-75 Improvement Project, Series 2018, (AMT)	5.000	12/31/43	451,755
200,000	Oakland University, Michigan, General Revenue Bonds, Series 2016	5.000	03/01/47	201,398

	TOTAL MICHIGAN			1,435,007

	MISSOURI - 1.5%
100,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F	5.000	11/15/45	99,970
780,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Anthony’s Medical Center, Series 2015B	4.000	02/01/40	728,219

	TOTAL MISSOURI			828,189

	NEVADA - 0.2%
100,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016	5.000	06/15/40	100,284

	TOTAL NEVADA			100,284

	NEW JERSEY - 2.7%

150,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Subordinate Series 2017A	4.000	07/01/34	143,679
250,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, (AMT)	5.000	10/01/37	253,616
375,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Refunding Series 2016A	4.000	07/01/41	362,434
150,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA	5.250	06/15/41	150,141
500,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2016A	5.000	01/01/34	505,211

	TOTAL NEW JERSEY			1,415,081

	NEW YORK - 16.2%
150,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A	5.000	08/01/32	153,598
410,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2018A	5.000	08/01/33	418,885
150,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A	5.000	07/01/45	150,469
250,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2018A	5.000	03/15/35	255,561

See Notes to Financial Statements	17

Portfolio of Investments March 31, 2025 (continued)

NUMI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		NEW YORK (continued)
$365,000		Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A	5.000%	02/15/42	$372,233
200,000		Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017	5.000	09/01/47	204,754
750,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2019A-2	5.000	11/15/45	760,132
100,000		Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1	5.000	11/15/45	100,245
485,000		New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A — AGM Insured	3.000	01/01/33	453,221
125,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series BB	4.000	06/15/47	113,270
225,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-1	5.000	06/15/49	230,517
250,000		New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2025 Series AA-2	5.000	06/15/49	262,983
2,400,000	(b)	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Subseries C-4, (Mandatory Put 4/01/25)	3.000	11/01/44	2,400,000
250,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025F-1	5.000	11/01/37	277,458
500,000		New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal Series 2025H-1	5.000	11/01/42	533,022
130,000		New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1	4.000	08/01/39	126,006
500,000	(a)	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014	5.000	11/15/44	501,099
100,000		New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A	5.000	01/01/46	100,423
200,000		New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, (AMT)	2.500	10/31/31	169,340
250,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport Project, Green Series 2023 - AGM Insured, (AMT)	5.500	06/30/43	264,403
130,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C	5.000	12/01/38	136,098
250,000		New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc. — LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, (AMT)	4.000	10/01/30	248,043
225,000		Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015	5.000	05/01/40	225,202
100,000		Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2	5.500	05/15/52	107,253
70,000		Triborough Bridge and Tunnel Authority, New York, Real Estate Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA Capital Lockbox Fund, Series 2025A	5.250	12/01/54	73,937

		TOTAL NEW YORK			8,638,152

		OHIO - 3.3%
100,000		American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Green Series 2016A	5.000	02/15/46	100,733
200,000		American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A	5.000	02/15/41	202,013
250,000		Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025A, (AMT)	5.000	01/01/40	261,197
250,000		Columbus Regional Airport Authority, Ohio, Revenue Bonds, John Glenn Columbus International Airport, Series 2025A, (AMT)	5.500	01/01/55	262,582

18	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		OHIO (continued)
$250,000		Norwood, Ohio, Special Obligation Revenue Bonds, Rookwood Exchange Project, Refunding Series 2025	5.000%	12/01/35	$256,343
150,000		Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding Series 2014A	4.000	01/15/44	139,413
500,000		Toledo Lucas County Public Library, Ohio, General Obligation Bonds, Library Improvement Series 2025A	5.000	12/01/47	522,700

		TOTAL OHIO			1,744,981

		OKLAHOMA - 2.0%
500,000		Oklahoma County, Oklahoma, Finance Authority, Educational Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public Schools Project, Series 2023	5.000	09/01/41	523,160
250,000		Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2025A	5.000	01/01/42	269,382
500,000		Tulsa, Oklahoma, General Obligation Bonds, Series 2024C	0.050	10/01/37	300,979

		TOTAL OKLAHOMA			1,093,521

		PENNSYLVANIA - 5.6%
150,000		Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015	4.000	08/01/40	147,100
250,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A	5.000	09/01/43	254,127
500,000		Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2025A	5.000	11/15/42	518,958
150,000		Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s University Health Network Project, Series 2016A	5.000	08/15/46	150,475
125,000		Pennsylvania Economic Development Financing Authority, Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major Bridges Package One Project, Series 2022, (AMT)	5.500	06/30/37	134,323
280,000		Pennsylvania Economic Development Financing Authority, Pennsylvania, Private Activity Revenue Bonds, The PennDOT Major Bridges Package One Project, Series 2022, (AMT)	5.500	06/30/38	300,347
200,000	(a)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Core Natural Resources Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/51	204,703
310,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2015	4.000	08/15/45	291,858
115,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2017A	5.000	08/15/47	115,589
285,000		Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Series 2018A	5.250	12/01/44	294,850
100,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1	5.000	12/01/45	100,352
300,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1	5.000	12/01/46	302,149
175,000		Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Seventeenth Series 2024A	5.000	08/01/44	181,973

		TOTAL PENNSYLVANIA			2,996,804

		PUERTO RICO - 0.5%
250,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	246,584

		TOTAL PUERTO RICO			246,584

		RHODE ISLAND - 0.5%
250,000		Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group Issue Series 2024	5.000	05/15/34	269,080

		TOTAL RHODE ISLAND			269,080

See Notes to Financial Statements	19

Portfolio of Investments March 31, 2025 (continued)

NUMI

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SOUTH CAROLINA - 1.0%
$125,000		Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2024B	5.250%	07/01/54	$132,841
175,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A	5.000	12/01/50	175,079
105,000		South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A	5.000	12/01/38	105,889
100,000		South Carolina State Ports Authority, Revenue Bonds, Series 2018, (AMT)	5.000	07/01/37	101,899

		TOTAL SOUTH CAROLINA			515,708

		TENNESSEE - 0.4%
250,000		Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1	4.000	08/01/44	229,743

		TOTAL TENNESSEE			229,743

		TEXAS - 10.7%
105,000		Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Forward Delivery Series 2023	5.000	11/15/43	110,779
210,000		Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2016	4.000	02/15/39	206,896
250,000		Dallas Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding & School Building Series 2025B	5.000	02/15/43	266,482
250,000		Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal Improvements Project, Series 2024B, (AMT)	5.500	07/15/35	264,655
135,000		Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2023A - AGM Insured	5.250	05/15/53	142,451
230,000		Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2024 — AGM Insured	5.000	05/15/41	245,361
250,000		Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2025	5.000	05/15/43	263,605
500,000	(b)	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Republic Services Inc. Project, Adjustable Rate Series 2020A, (AMT), (Mandatory Put 6/02/25)	3.750	05/01/46	499,899
200,000		New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2025	5.000	11/01/40	210,297
500,000		North East Regional Mobility Authority, Texas, Revenue Bonds, Senior Lien Series 2016A	5.000	01/01/46	497,065
350,000		North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2016A	4.000	01/01/39	340,583
300,000		Round Rock Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, School Building Series 2025B	5.000	08/01/41	326,842
135,000		Spring Branch Independent School District, Harris County, Texas, General Obligation Bonds, Schoolhouse Series 2022	5.000	02/01/42	142,214
500,000		Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A	4.000	11/15/36	496,301
35,000		Texas A&M University, Financing System Revenue Bonds, Series 2022	5.000	05/15/28	37,306
145,000		Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series 2023, (AMT)	5.500	06/30/43	151,344
150,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	12/31/34	148,383
195,000		Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000	12/31/36	188,957

20	See Notes to Financial Statements

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	TEXAS (continued)
$295,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A	4.000%	12/31/39	$278,106
250,000	Texas State University System, Financing Revenue Bonds, Refunding Series 2024	5.000	03/15/43	264,552
400,000	Texas State, General Obligation Bonds, Refunding Water Financial Assistance Bonds, Series 2021B	4.000	08/01/31	400,547
115,000	Texas State, General Obligation Bonds, Refunding Water Financial Assistance Bonds, Series 2022B	5.000	08/01/39	115,335
100,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Put Series 2024B, (Mandatory Put 8/15/30)	5.000	08/15/42	105,630

	TOTAL TEXAS			5,703,590

	UTAH - 0.5%
100,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, (AMT)	5.000	07/01/42	100,648
160,000	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Subordinate Series 2024	5.000	06/15/39	175,212

	TOTAL UTAH			275,860

	VERMONT - 1.0%
500,000	Vermont Municipal Bond Bank, Local Investment Bonds, Series 2025-1	5.000	12/01/50	523,207

	TOTAL VERMONT			523,207

	VIRGINIA - 2.4%
250,000	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Series 2024B	5.000	07/01/45	265,393
170,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-5	4.625	07/01/50	167,166
165,000	Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	07/01/37	172,336
105,000	Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000	07/01/40	97,941
500,000	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Refunding Series 2024	5.000	05/15/38	557,151

	TOTAL VIRGINIA			1,259,987

	WASHINGTON - 3.1%
275,000	Grant County Public Hospital District 1, Washington, General Obligation Bonds, Samaritan Healthcare, Series 2023	5.500	12/01/37	294,470
100,000	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015B	4.000	08/15/39	93,551
250,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center Alliance, Series 2020	5.000	09/01/45	254,993
125,000	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017	5.000	08/15/37	126,536
100,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018	5.000	07/01/35	102,900
250,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018	5.000	07/01/48	251,593
500,000	Washington State, General Obligation Bonds, Various Purpose, Group 3 Series 2025C	5.000	02/01/44	533,439

	TOTAL WASHINGTON			1,657,482

	WEST VIRGINIA - 0.4%
215,000	West Virginia Water Development Authority, Infrastructure Refunding Revenue Bonds, West Virginia Infrastructure and Jobs Development Council Program, Series 2016A	4.000	10/01/41	200,829

	TOTAL WEST VIRGINIA			200,829

See Notes to Financial Statements	21

Portfolio of Investments March 31, 2025 (continued)

NUMI

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	WISCONSIN - 1.0%
$300,000	Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A	5.000%	02/01/62	$292,820
250,000	Public Finance Authority of Wisconsin, Revenue Bonds, Triad Educational Services, Inc. Math & Science Academy, Series 2025	5.500	06/15/55	251,860

	TOTAL WISCONSIN			544,680

	TOTAL MUNICIPAL BONDS (cost $51,848,031)			51,205,917

	TOTAL LONG-TERM INVESTMENTS (cost $51,848,031)			51,205,917

	OTHER ASSETS & LIABILITIES, NET - 3.9%			2,053,123

	NET ASSETS - 100%			$53,259,040

AMT	Alternative Minimum Tax

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,479,697 or 4.8% of Total Investments.
(b)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

22	See Notes to Financial Statements

Statement of Assets and Liabilities

March 31, 2025	NHYM	NUMI
ASSETS
Long-term investments, at value†	$68,900,726	$51,205,917
Cash	4,814,856	2,158,864
Receivables:
Interest	681,658	531,308
Investments sold	—	468,666
Shares sold	—	1,238,582

Total assets	74,397,240	55,603,337
LIABILITIES
Payables:
Management fees	15,723	11,075
Investments purchased - regular settlement	5,174,660	2,333,003
Accrued expenses:
Professional fees	54	54
Trustees fees	165	165

Total liabilities	5,190,602	2,344,297

Net assets	$69,206,638	$53,259,040
Shares outstanding	2,775,000	2,150,000

Net asset value (“NAV”) per share	$24.94	$24.77
NET ASSETS CONSIST OF:
Paid-in capital	69,710,945	53,901,657

Total distributable earnings (loss)	(504,307)	(642,617)
Net assets	$69,206,638	$53,259,040
Authorized shares	Unlimited	Unlimited
Par value per share	$0.01	$0.01

† Long-term investments, cost	$69,614,698	$51,848,031

See Notes to Financial Statements

Statement of Operations

For the period January 22, 2025 (commencement of operations) through March 31, 2025	NHYM	NUMI

INVESTMENT INCOME
Interest	332,173	252,497

Total investment income	332,173	252,497
EXPENSES
Management fees	26,018	19,504
Professional fees	54	54
Trustees fees	165	165

Total expenses	26,237	19,723

Net investment income (loss)	305,936	232,774

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments	2,069	(142,497)
Net realized gain (loss)	2,069	(142,497)
Change in unrealized appreciation (depreciation) on:
Investments	(713,972)	(642,114)
Net change in unrealized appreciation (depreciation)	(713,972)	(642,114)

Net realized and unrealized gain (loss)	(711,903)	(784,611)

Net increase (decrease) in net assets from operations	$(405,967)	$(551,837)

See Notes to Financial Statements

Statement of Changes in Net Assets

	NHYM	NUMI
	For the period 1/22/25 (commencement of operations) through 3/31/25	For the period 1/22/25 (commencement of operations) through 3/31/25
OPERATIONS
Net investment income (loss)	$305,936	$232,774
Net realized gain (loss)	2,069	(142,497)
Net change in unrealized appreciation (depreciation)	(713,972)	(642,114)
Net increase (decrease) in net assets from operations	(405,967)	(551,837)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends	(98,340)	(90,780)

Total distributions	(98,340)	(90,780)
FUND SHARE TRANSACTIONS
Subscriptions	69,710,945	53,901,657

Net increase (decrease) from Fund share transactions	69,710,945	53,901,657

Net increase (decrease) in net assets	69,206,638	53,259,040

Net assets at the beginning of period	–	–

Net assets at the end of period	$69,206,638	$53,259,040

See Notes to Financial Statements

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized /Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period	Market Price, End of Period
NHYM
3/31/25(d)	$25.00	$0.18	$(0.18)	$—	$(0.06)	$—	$—	$(0.06)	$24.94	$25.08
NUMI
3/31/25(d)	25.00	0.16	(0.34)	(0.18)	(0.05)	—	—	(0.05)	24.77	24.82

(a)	Based on average shares outstanding.
(b)

Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.

(c)	Does not include in-kind transactions.
(d)	For the period January 22, 2025 (commencement of operations) through March 31, 2025.
(e)	Annualized.

		Ratios and Supplemental Data
Total Return			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Market Price(b)	Net Assets, End of Period (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

(0.01)%	0.56%	$69,207	0.35%(e)	4.14%(e)	52%

(0.70)	(0.51)	53,259	0.29 (e)	3.48 (e)	69

See Notes to Financial Statements

Notes to Financial Statements

1. General Information

Trust and Fund Information: Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen High Yield Municipal Income ETF (NHYM) and Nuveen Municipal Income ETF (NUMI) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NHYM and NUMI are listed and traded on the NYSE Arca, Inc. (the “Exchange”).

Current Fiscal Period: The end of the reporting period for the Fund is March 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal period January 22, 2025 (commencement of operations) through March 31, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. For NHYM and NUMI, the Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (“NAM”), an affiliate of the Adviser, under which NAM manages the investment portfolio of the Fund.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

29

Notes to Financial Statements (continued)

NHYM	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$68,900,726	$–	$68,900,726
Total	$–	$68,900,726	$–	$68,900,726

NUMI	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$–	$51,205,917	$–	$51,205,917
Total	$–	$51,205,917	$–	$51,205,917

4.  Portfolio Securities

Purchases and Sales: Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:

	Purchases	Sales
Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales

NHYM	$93,548,154	$23,939,650

NUMI	79,823,433	27,803,944

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5. Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6. Fund Shares

Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds’ distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.

Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.

Transactions in Fund shares during the current and prior period were as follows:

	NHYM		NUMI
	For the period 1/22/25 (commencement of operations) through 3/31/25		For the period 1/22/25 (commencement of operations) through 3/31/25
	Shares	Amount	Shares	Amount

Subscriptions	2,775,000	$69,710,945	2,150,000	$53,901,657
Redemptions	–	–	–	–

Net increase (decrease)	2,775,000	$69,710,945	2,150,000	$53,901,657

7. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund’s net assets.

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

NHYM	$69,610,145	$118,322	$(827,741)	$(709,419)

NUMI	51,847,189	29,066	(670,338)	(641,272)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

	$		$		$		$		$		$		$		$
Fund	Undistributed Tax-Exempt Income		Undistributed Ordinary Income		Undistributed Long-Term Capital Gains		Unrealized Appreciation (Depreciation)		Capital Loss Carryforwards		Late-Year Loss Deferrals		Other Book-to-Tax Differences		Total

NHYM		$201,228		$3,884		$–		$(709,419)		$–		$–		$–		$(504,307)

NUMI		141,112		–		–		(641,272)		(142,457)		–		–		(642,617)

The tax character of distributions paid was as follows:

Notes to Financial Statements (continued)

	For the Period 1/22/25 (commencement of operations) through 3/31/25
Fund	Tax-Exempt Income[1]	Ordinary Income	Long-Term Capital Gains
NHYM	$98,340	$-	$-
NUMI	90,780	-	-

[1]	Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

As of year end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

NHYM	$–	$–	$–

NUMI	142,457	–	142,457

8.  Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.

The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:

Fund	Management Fee
NHYM	0.35%
NUMI	0.29

As of the end of the reporting period, the percentage of Fund shares owned by affiliates was as follows:

Underlying Fund	Nuveen Municipal Funds	Total
NHYM	56%	56%
NUMI	42	42

32

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains

NHYM	$–

NUMI	–

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen High Yield Municipal Income ETF (NHYM)

Nuveen Municipal Income ETF (NUMI)

The Approval Process

At the meeting held on November 19-20, 2024 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust (the “Trust”), which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)), considered and approved for each of Nuveen High Yield Municipal Income ETF (the “High Yield Municipal Income Fund”) and Nuveen Municipal Income ETF (the “Municipal Income Fund” and, together with the High Yield Municipal Income Fund, the “Funds” and each, a “Fund”), each a series of the Trust, the investment management agreement (each, an “Investment Management Agreement”) pursuant to which Nuveen Fund Advisors, LLC (the “Adviser”) would serve as investment adviser to such Fund and the investment sub-advisory agreement (each, a “Sub-Advisory Agreement”) pursuant to which Nuveen Asset Management, LLC (the “Sub-Adviser”) would serve as investment sub-adviser to such Fund. The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreements and the Sub-Advisory Agreements are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.” The references to the Board and the Board Members are interchangeable. The Board Members oversee both a group of funds advised by the Adviser (the “Nuveen funds”) and a group of funds advised by Teachers Advisors, LLC (“TAL” and such funds, the “TC funds”), an affiliate of the Adviser, as the result of a consolidation of the boards of the Nuveen funds and the TC funds that became effective in January 2024.

To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Board Members had received, in adequate time in advance of the Meeting and/or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the expertise and background of the Fund Adviser;

•	certain performance-related information (as described below);

•	certain profitability-related information (as described below);

•	the proposed unified fee structure for the Funds, including comparisons of each Fund’s proposed unified fee with the net expense ratios of comparable funds; and

•	the soft dollar practices of the Fund Adviser, if any.

At the Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/or at prior meetings, the Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Board Members considered the Advisory Agreements. As outlined in more detail below, the Board Members considered various factors they believed relevant with respect to the Funds. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. As applicable, the Board Members also considered information they had received in their capacity as trustees or directors of other registered investment companies advised by the Fund Advisers.

A. Nature, Extent and Quality of Services

The Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Board meets regularly throughout the year to oversee the funds in the fund complex, including funds currently advised by the Fund Advisers, Board Members may have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.

The Board Members considered information about the structure, investment objective, investment strategy and other characteristics of each Fund and considered that in contrast to certain other exchange-traded funds (“ETFs”) advised by the Adviser, which seek to track the investment results of a specified underlying index (referred to as “Index ETFs”), each Fund would be actively managed.

At the Meeting and/or at prior meetings, the Board Members reviewed materials outlining, among other things, the respective Fund Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates provide to the applicable funds and are expected to provide to the Funds; and the experience of the respective Fund Adviser. Further, at the Meeting and/or at prior meetings, with respect to each Fund, the Board Members evaluated the background and experience of the relevant investment personnel.

The Board has considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board has considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board has considered the significant resources, both financial and

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board has considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, as noted above, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board has considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of the Adviser. In addition to investment advisory services, the Board has considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board has considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board has reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board has further considered, among other things, that other non-advisory services provided have included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.

The Board Members considered that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Funds. In addition, the Board Members considered the experience and expertise of the applicable investment team expected to manage each Fund.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services expected to be provided to the respective Fund under each applicable Advisory Agreement.

B. Investment Performance

Each Fund was new and, therefore, did not have its own performance history. The Board Members, however, were familiar with the performance records of other Nuveen municipal funds advised by the Adviser and sub-advised by the Sub-Adviser. In addition, the Board Members were aware that, with respect to each Fund, the portfolio management team expected to manage the Fund included members from the portfolio management team managing a Nuveen municipal mutual fund that, based on information provided by the Adviser, utilized an investment process that was generally comparable in certain respects to that anticipated for the Fund (each, a “Comparable Mutual Fund”). With respect to each Fund, the Board Members reviewed certain historical performance-related data pertaining to the applicable Comparable Mutual Fund. Further, with respect to each Fund, the Board Members reviewed certain historical performance-related data pertaining to various unaffiliated actively managed ETFs that, based on information provided by the Adviser, were generally comparable in certain respects to the Fund (the “Comparable ETFs”).

C. Fees, Expenses and Profitability

1.	Fees and Expenses

In evaluating the management fees and expenses that each Fund was expected to bear, the Board Members considered that each Fund would pay the Adviser a single, all-inclusive (or unified) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Unlike the typical fee arrangements of other funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, the Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). In this regard, the Board Members were provided with estimates of each Fund’s anticipated operating expenses as well as a description of the expenses excluded from the unified fee. In considering the proposed unified fee structure, the Board Members considered that the Adviser would generally bear the risks of a Fund’s operating costs rising (and would benefit if such costs decrease) and would therefore have an incentive to be administratively efficient.

In their review, with respect to each Fund, the Board Members considered, among other things, the Fund’s proposed unified fee compared to expense and management fee data relating to the Comparable ETFs. Because each Fund will pay a unified fee, the Board Members considered, among other things, the net expense ratios of the ETFs comprising the Comparable ETFs and certain related data provided by the Adviser. With respect to each Fund, based on information provided by the Adviser, the Board Members also considered the net expense ratio of the applicable Comparable Mutual Fund and differences between the investment strategies of such Comparable Mutual Fund and those anticipated for the Fund. Further, the Board Members considered the proposed sub-advisory fee for each Fund, which will be paid by the Adviser out of its unified fee.

Based on their review of the fee and expense information provided, the Board Members determined that each Fund’s proposed management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services expected to be provided to the Fund.

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2.	Comparisons with the Fees of Other Clients

At the Meeting and/or at prior meetings, the Board has considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to, in addition to the Nuveen funds and the TC funds, various other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board has previously reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board has considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board has considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds, including the Index ETFs, also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board has considered the wide range of services in addition to investment management that the Adviser has provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In addition, the Board has considered that under the unified fee structure of a Nuveen ETF, the Adviser pays certain expenses of the ETF, which may not be similar to the management fee arrangements for other Nuveen funds and clients. The Board has further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board has considered that the varying levels of fees are reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

3.	Profitability of Fund Advisers

In conjunction with their review of fees, at the Meeting and/or at prior meetings, the Board Members have considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds. In this regard, the Board Members have reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information has included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members have also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board has reviewed the revenues, expenses and operating margin (pre- and after-tax) that the Adviser derived from its ETF product line for the 2023 and 2022 calendar years.

In developing the profitability data, the Board Members have considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board has reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.

In addition, the Board has considered certain comparative operating margin data. In this regard, the Board has reviewed the operating margins of Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board has considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board has also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members have considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Aside from the profitability data, the Board has considered that the Adviser and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board has also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board has considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board has also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members have considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board Members have reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members have also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and December 31, 2022.

In evaluating the reasonableness of compensation, the Board Members have also considered the indirect benefits the respective Fund Adviser may receive as a result of its relationship with the funds in the fund complex, as discussed in further detail below.

The Board considered certain information regarding the expected profitability of each Fund for its first year of operations. In considering the information provided, the Board considered that the Funds were new and that, based on projected average assets under management for their first year of operations, the Funds were not anticipated to be profitable for such time period.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether the Funds could be expected to benefit from any economies of scale. Although the Board has considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board has also considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. In this regard, the Board has considered that, with respect to the Nuveen funds generally, although the management fee of the Adviser typically is comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules and do not participate in the complex-level fee program. The Board Members considered that the Funds will not have breakpoint schedules, participate in the complex-level fee program or have fee waivers or expense limitation agreements. As described above, the Adviser will generally pay the operating expenses of each Fund (subject to certain exceptions) under the unified fee structure. The Board has considered that the Nuveen ETFs pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Board Members have considered that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Board Members have considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a relatively fixed fee over a given time period even if the particular fund’s assets declined and/or operating costs rose. The Board Members also considered that each Fund was being priced using an at-scale approach.

In addition, the Board Members have considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board has understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board has further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this has also been a means of sharing economies of scale with the funds and their shareholders.

Based on its review, with respect to each Fund, the Board was satisfied that the proposed fee arrangements were expected to appropriately share any economies of scale with the Fund’s shareholders.

E. Indirect Benefits

At the Meeting and/or prior meetings, the Board Members have received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits have included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. In addition, the Board Members have considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients. However, the Board Members have also considered that any benefits for the Adviser and/or Sub-Adviser attributable to soft dollar arrangements may be more limited with respect to transactions in fixed income securities as such securities generally trade on a principal basis and, therefore, do not generate brokerage commissions.

Based on its review, the Board concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services expected to be provided.

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F. Approval

The Board Members did not identify any single factor discussed previously as all-important or controlling. With respect to each Fund, the Board Members concluded that the terms of the applicable Investment Management Agreement and Sub-Advisory Agreement were reasonable, that the Fund Advisers’ fees were reasonable in light of the services expected to be provided to the Fund, and that the applicable Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: June 5, 2025	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 5, 2025	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer
(principal executive officer)

Date: June 5, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)